Financial Instruments - Summary of Variable Interest Rate Exposure over Financial Assets and Liabilities (Detail) - Interest Rate Risk [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Top of Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Impact on result before tax	$ (6.5)
Impact on shareholders' equity before tax	(6.5)
Bottom of Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Impact on result before tax	6.5
Impact on shareholders' equity before tax	$ 6.5